Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000028717 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028717 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028717 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028717 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028717 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028717 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000028717 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028717 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028717 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028717 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028717 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028717 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028717 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028717 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028717 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028717 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028717 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000028717 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000028717 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028717 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028717 | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028717 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028716 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028716 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028716 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028716 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028716 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028716 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000028716 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028716 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028716 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028716 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028716 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028716 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028716 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028716 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028716 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028716 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028716 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000028716 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000028716 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028716 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028716 | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028716 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028721 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028721 | Ferguson Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028721 | ON Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028721 | Revvity, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028721 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028721 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000028721 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028721 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028721 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028721 | United States
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000028721 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028721 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028721 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028721 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028720 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028720 | Ferguson Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028720 | ON Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028720 | Revvity, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028720 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028720 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000028720 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028720 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028720 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028720 | United States
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000028720 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028720 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028720 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028720 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028734 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000028734 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000028734 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000028734 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028734 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028734 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028734 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028734 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028734 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028734 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028734 | Others
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000028734 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	18.66%
C000028734 | Aa
Holdings [Line Items]
Percent of Net Asset Value	42.64%
C000028734 | A
Holdings [Line Items]
Percent of Net Asset Value	7.51%
C000028734 | Baa
Holdings [Line Items]
Percent of Net Asset Value	9.96%
C000028734 | Ba
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000028734 | B
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000028734 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.86%
C000028734 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000028734 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028733 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000028733 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000028733 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000028733 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028733 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028733 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028733 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028733 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028733 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028733 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028733 | Others
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000028733 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	18.66%
C000028733 | Aa
Holdings [Line Items]
Percent of Net Asset Value	42.64%
C000028733 | A
Holdings [Line Items]
Percent of Net Asset Value	7.51%
C000028733 | Baa
Holdings [Line Items]
Percent of Net Asset Value	9.96%
C000028733 | Ba
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000028733 | B
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000028733 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.86%
C000028733 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000028733 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028737 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000028737 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028737 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028737 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028737 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028737 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000028737 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028737 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028737 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000028737 | United States
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000028737 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028737 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028737 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028737 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028736 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000028736 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028736 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028736 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028736 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028736 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000028736 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028736 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028736 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000028736 | United States
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000028736 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028736 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028736 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028736 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028730 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028730 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028730 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028730 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028730 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028730 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000028730 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028730 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028730 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000028730 | United States
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000028730 | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028730 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028730 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028730 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028728 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028728 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028728 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028728 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028728 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028728 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000028728 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028728 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028728 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000028728 | United States
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000028728 | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028728 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028728 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028728 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000233309 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000233309 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233309 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233309 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233309 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233309 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000233309 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233309 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000233309 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000233309 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000233309 | France
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000233309 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233309 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000233310 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000233310 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233310 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233310 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233310 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233310 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000233310 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233310 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000233310 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000233310 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000233310 | France
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000233310 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233310 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028742 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000028742 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000028742 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028742 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028742 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028742 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000028742 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028742 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028742 | Others
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000028742 | Private Placement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028742 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028742 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000028742 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028742 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000028742 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000028742 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028740 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000028740 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000028740 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028740 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028740 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028740 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000028740 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028740 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028740 | Others
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000028740 | Private Placement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028740 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028740 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000028740 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028740 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000028740 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000028740 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028723 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028723 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028723 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028723 | Everest Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028723 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028723 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000028723 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000028723 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028723 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000028723 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028723 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028723 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028723 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028722 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028722 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028722 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028722 | Everest Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028722 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028722 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000028722 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000028722 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028722 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000028722 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028722 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028722 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028722 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028747 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028747 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028747 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028747 | SK hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028747 | Banco Bilbao Vizcaya Argentaria SA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028747 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C000028747 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028747 | Others
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000028747 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028747 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028747 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000028747 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000028747 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028745 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028745 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028745 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028745 | SK hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028745 | Banco Bilbao Vizcaya Argentaria SA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028745 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C000028745 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028745 | Others
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000028745 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028745 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028745 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000028745 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000028745 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028719 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028719 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028719 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028719 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028719 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028719 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000028719 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028719 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028719 | Others
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000028719 | Private Placement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028719 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000028719 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028719 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028719 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028719 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028718 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028718 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028718 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028718 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028718 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028718 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000028718 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028718 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028718 | Others
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000028718 | Private Placement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028718 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000028718 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028718 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028718 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028718 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.90%